Recoverable Taxes - Schedule of Recoverable Taxes (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Schedule of Recoverable Taxes [Abstract]
Value-added tax on sales and services – ICMS / IVA / VAT / GST	$ 732,866	$ 650,728
Social contribution on billings - PIS and COFINS	380,218	404,673
Withholding income tax - IRRF / IRPJ	1,683,298	960,161
Excise tax – IPI	16,950	16,176
Reintegra	5,180	7,657
Other	13,271	10,788
Recoverable taxes	2,831,783	2,050,183
Current	957,211	637,728
Non-current	$ 1,874,572	$ 1,412,455